Related-Party Transactions and Arrangements - (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Acquisition and Operations:
Acquisition fees and expenses	$1,880,613	$3,184,334
Advisory fees and expenses	$207,065	$297,260
Operating expenses	$80,478	$137,573
The Company incurred commissions, fees and expense reimbursements as shown in the table below for services provided by CR IV Advisors or its affiliates related to the services described above during the periods indicated:

	Three Months Ended	Nine Months Ended
	September 30, 2012	September 30, 2012
Offering:
Selling commissions	$7,381,953	$10,361,511
Selling commissions reallowed by Cole Capital	$7,381,953	$10,361,511
Dealer manager fees	$2,154,879	$3,060,070
Dealer manager fees reallowed by Cole Capital	$1,282,091	$1,599,810
Other organization and offering expenses	$2,164,322	$3,070,443